UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of Registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin U.S. Core Equity (IU) Fund
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Franklin U.S. Core Equity (IU) Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Core Equity (IU) Fund	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$1,118,570,762
Total Number of Portfolio Holdings*	186
Portfolio Turnover Rate	29.05%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Franklin U.S. Core Equity (IU) Fund	PAGE 1	28661-STSR-0325

Franklin International Core Equity (IU) Fund
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Franklin International Core Equity (IU) Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin International Core Equity (IU) Fund	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$433,048,002
Total Number of Portfolio Holdings*	208
Portfolio Turnover Rate	26.98%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Franklin International Core Equity (IU) Fund	PAGE 1	28662-STSR-0325

Franklin Emerging Market Core Equity (IU) Fund
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Franklin Emerging Market Core Equity (IU) Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Emerging Market Core Equity (IU) Fund	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$135,344,151
Total Number of Portfolio Holdings*	203
Portfolio Turnover Rate	25.20%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Franklin Emerging Market Core Equity (IU) Fund	PAGE 1	28663-STSR-0325

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Fund Allocator Series
Financial Statements and Other Important Information
Semi-Annual | January 31, 2025
Franklin Emerging Market Core Equity (IU) Fund
Franklin International Core Equity (IU) Fund
Franklin U.S. Core Equity (IU) Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 26
Notes to Financial Statements 30
Changes In and Disagreements with Accountants 42
Results of Meeting(s) of Shareholders 42
Remuneration Paid to Directors, Officers and Others 42
Board Approval of Management and Subadvisory Agreements 42

Franklin Fund Allocator Series
Financial Highlights
Franklin Emerging Market Core Equity (IU) Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2025
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2020
a
2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.37 $9.77 $9.23 $11.83 $10.57 $10.00
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.31 0.36 0.35 0.28 0.33
Net realized and unrealized gains (losses) 0.12 0.68 0.55 (2.58) 1.34 0.45
Total from investment operations ........ 0.24 0.99 0.91 (2.23) 1.62 0.78
Less distributions from:
Net investment income .............. (0.27) (0.39) (0.37) (0.37) (0.36) (0.21)
Net realized gains ................. — — — — — (—)
d
Total distributions ................... (0.27) (0.39) (0.37) (0.37) (0.36) (0.21)
Net asset value, end of period .......... $10.34 $10.37 $9.77 $9.23 $11.83 $10.57
Total return
e
....................... 2.27% 10.67% 10.24% (19.15)% 15.57% 7.96%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.14% 0.17% 0.15% 0.17% 0.14% 0.17%
Expenses net of waiver and payments by
affiliates .......................... —% —% —% —% —% 0.01%
Expenses net of waiver and payments by
affiliates and expense reduction ........ —% —% —% —%
g
—%
g
—%
Net investment income ............... 2.19% 3.25% 3.92% 3.27% 2.41% 3.44%
Supplemental data
Net assets, end of period (000’s) ........ $135,344 $139,281 $126,226 $109,129 $116,643 $138,590
Portfolio turnover rate ................ 25.20% 69.43% 108.11% 125.41% 108.13% 102.39%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), January 31, 2025
Franklin Emerging Market Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.2%
Aerospace & Defense 0.5%
a
Hindustan Aeronautics Ltd. , Reg S ...................... India 14,668 $ 663,422
Air Freight & Logistics 0.3%
a,b,c
JD Logistics, Inc. , 144A , Reg S ......................... China 243,300 418,957
Automobile Components 0.8%
Fuyao Glass Industry Group Co. Ltd. , A ................... China 20,900 172,102
b
Hankook Tire & Technology Co. Ltd. ..................... South Korea 13,025 365,431
Hyundai Mobis Co. Ltd. ............................... South Korea 2,716 490,118
1,027,651
Automobiles 3.7%
BYD Co. Ltd. , A ..................................... China 13,500 512,499
BYD Co. Ltd. , H .................................... China 33,000 1,159,632
Geely Automobile Holdings Ltd. ......................... China 847,000 1,568,134
Kia Corp. ......................................... South Korea 2,284 159,373
b,c
Li Auto, Inc. , A ...................................... China 89,100 1,048,701
Seres Group Co. Ltd. , A .............................. China 15,800 290,719
Tata Motors Ltd. .................................... India 32,388 266,554
5,005,612
Banks 15.3%
AMMB Holdings Bhd. ................................ Malaysia 434,000 548,562
Arab National Bank .................................. Saudi Arabia 137,859 785,889
Axis Bank Ltd. ...................................... India 10,665 120,840
Banco de Chile ..................................... Chile 4,304,046 532,828
Banco do Brasil SA .................................. Brazil 128,500 608,633
Bank Central Asia Tbk. PT ............................ Indonesia 1,588,400 917,587
Bank of Communications Co. Ltd. , A ..................... China 409,900 409,816
Bank of Shanghai Co. Ltd. , A ........................... China 148,400 190,242
Bank Polska Kasa Opieki SA ........................... Poland 22,010 863,407
China CITIC Bank Corp. Ltd. , H ......................... China 1,559,000 1,113,547
China Construction Bank Corp. , H ....................... China 1,729,000 1,406,914
China Merchants Bank Co. Ltd. , H ....................... China 172,500 948,764
Dubai Islamic Bank PJSC ............................. United Arab
Emirates 426,042 891,405
Emirates NBD Bank PJSC ............................ United Arab
Emirates 105,710 600,061
Hana Financial Group, Inc. ............................ South Korea 38,706 1,602,063
HDFC Bank Ltd. .................................... India 66,701 1,305,564
ICICI Bank Ltd. ..................................... India 47,695 686,357
Industrial Bank of Korea .............................. South Korea 48,910 521,032
KB Financial Group, Inc. .............................. South Korea 15,136 948,290
Komercni Banka A/S ................................. Czech Republic 6,406 234,992
Malayan Banking Bhd. ............................... Malaysia 60,700 140,724
National Bank of Greece SA ........................... Greece 49,381 427,915
Nedbank Group Ltd. ................................. South Africa 46,907 690,128
OTP Bank Nyrt. ..................................... Hungary 18,990 1,174,901
SCB X PCL ........................................ Thailand 69,900 259,011
Shinhan Financial Group Co. Ltd. ....................... South Korea 38,732 1,349,183
TMBThanachart Bank PCL ............................ Thailand 4,386,800 257,290
Woori Financial Group, Inc. ............................ South Korea 110,613 1,216,977
20,752,922
Beverages 1.7%
Arca Continental SAB de CV ........................... Mexico 80,900 739,352
a
Nongfu Spring Co. Ltd. , H , 144A , Reg S .................. China 194,800 919,007
United Spirits Ltd. ................................... India 29,710 487,262

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Beverages (continued)
Wuliangye Yibin Co. Ltd. , A ............................ China 7,700 $ 135,794
2,281,415
Broadline Retail 3.6%
c
Alibaba Group Holding Ltd. ............................ China 220,300 2,702,307
b,c
PDD Holdings, Inc. , ADR .............................. China 8,400 940,044
c
Vipshop Holdings Ltd. , ADR ........................... China 54,888 788,741
Woolworths Holdings Ltd. ............................. South Africa 163,689 508,744
4,939,836
Capital Markets 1.7%
China Galaxy Securities Co. Ltd. , H ...................... China 510,000 464,578
a
HDFC Asset Management Co. Ltd. , 144A , Reg S ........... India 15,672 698,165
Huatai Securities Co. Ltd. , A ........................... China 74,500 175,019
b
Korea Investment Holdings Co. Ltd. ..................... South Korea 7,517 408,764
Reinet Investments SCA .............................. Luxembourg 23,927 592,229
2,338,755
Chemicals 3.3%
Asian Paints Ltd. .................................... India 27,546 729,797
b
Kumho Petrochemical Co. Ltd. ......................... South Korea 1,586 114,754
a,b,d,e
PhosAgro PJSC , GDR , Reg S .......................... Russia 32,310 —
PI Industries Ltd. .................................... India 11,955 479,561
Pidilite Industries Ltd. ................................ India 26,350 872,554
SABIC Agri-Nutrients Co. ............................. Saudi Arabia 19,028 583,357
Saudi Aramco Base Oil Co. ............................ Saudi Arabia 4,507 133,936
Solar Industries India Ltd. ............................. India 4,740 555,268
Supreme Industries Ltd. .............................. India 11,089 506,078
Yanbu National Petrochemical Co. ...................... Saudi Arabia 48,116 481,015
4,456,320
Communications Equipment 0.2%
ZTE Corp. , A ....................................... China 42,100 232,357
Construction & Engineering 0.2%
China Communications Services Corp. Ltd. , H .............. China 436,000 248,074
Consumer Finance 0.6%
Krungthai Card PCL ................................. Thailand 161,400 242,335
Muthoot Finance Ltd. ................................ India 20,502 533,349
775,684
Consumer Staples Distribution & Retail 1.1%
Bid Corp. Ltd. ...................................... South Africa 18,381 468,810
Nahdi Medical Co. ................................... Saudi Arabia 6,305 198,246
Sumber Alfaria Trijaya Tbk. PT ......................... Indonesia 2,816,200 495,859
Wal-Mart de Mexico SAB de CV ........................ Mexico 132,400 343,236
1,506,151
Diversified Consumer Services 0.1%
b,c
TAL Education Group , ADR ............................ China 14,200 173,666
Diversified Telecommunication Services 1.3%
b
Indus Towers Ltd. ................................... India 151,015 602,685
LG Uplus Corp. ..................................... South Korea 38,424 264,765
Ooredoo QPSC ..................................... Qatar 139,795 496,059
Saudi Telecom Co. .................................. Saudi Arabia 12,952 150,091
Telekom Malaysia Bhd. ............................... Malaysia 208,500 307,848
1,821,448

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities 0.6%
d,e
Inter RAO UES PJSC ................................ Russia 8,656,700 $ —
Public Power Corp. SA ............................... Greece 29,167 397,855
Tenaga Nasional Bhd. ................................ Malaysia 154,300 470,327
868,182
Electrical Equipment 3.0%
ABB India Ltd. ...................................... India 4,895 330,877
CG Power & Industrial Solutions Ltd. ..................... India 96,131 701,278
Fortune Electric Co. Ltd. .............................. Taiwan 12,000 203,003
Havells India Ltd. ................................... India 34,457 621,405
HD Hyundai Electric Co. Ltd. ........................... South Korea 3,122 872,297
NARI Technology Co. Ltd. , A ........................... China 39,760 126,680
Voltronic Power Technology Corp. ....................... Taiwan 10,000 564,422
WEG SA .......................................... Brazil 66,800 629,131
4,049,093
Electronic Equipment, Instruments & Components 3.1%
AAC Technologies Holdings, Inc. ........................ China 132,500 690,381
Delta Electronics, Inc. ................................ Taiwan 42,000 547,262
Hon Hai Precision Industry Co. Ltd. ...................... Taiwan 316,000 1,687,325
Largan Precision Co. Ltd. ............................. Taiwan 10,000 826,362
Zhen Ding Technology Holding Ltd. ...................... Taiwan 119,000 426,245
4,177,575
Energy Equipment & Services 0.2%
China Oilfield Services Ltd. , H .......................... China 236,000 211,254
Entertainment 1.3%
International Games System Co. Ltd. .................... Taiwan 5,000 142,853
c
NetEase, Inc. ...................................... China 75,400 1,549,862
1,692,715
Financial Services 1.0%
Bajaj Holdings & Investment Ltd. ........................ India 1,730 230,219
b
Meritz Financial Group, Inc. ............................ South Korea 14,518 1,135,616
1,365,835
Food Products 1.5%
Britannia Industries Ltd. ............................... India 4,754 281,225
a
China Feihe Ltd. , 144A , Reg S ......................... China 211,000 145,235
Indofood Sukses Makmur Tbk. PT ....................... Indonesia 766,600 369,191
JBS SA ........................................... United States 72,700 440,874
b
Orion Corp. ........................................ South Korea 2,050 142,449
QL Resources Bhd. .................................. Malaysia 157,050 160,774
Want Want China Holdings Ltd. ......................... China 825,000 504,190
2,043,938
Gas Utilities 0.6%
China Resources Gas Group Ltd. ....................... China 161,600 548,559
Kunlun Energy Co. Ltd. ............................... China 290,000 276,902
825,461
Health Care Equipment & Supplies 0.2%
Shandong Weigao Group Medical Polymer Co. Ltd. , H ....... China 237,200 147,948
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , A ........ China 3,800 122,210
270,158
Health Care Providers & Services 0.5%
Apollo Hospitals Enterprise Ltd. ......................... India 1,602 125,644

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Bumrungrad Hospital PCL ............................. Thailand 104,100 $ 554,448
680,092
Hotels, Restaurants & Leisure 2.0%
Indian Hotels Co. Ltd. (The) , A .......................... India 75,716 665,948
a,b,c
Meituan Dianping , B , 144A , Reg S ...................... China 59,610 1,134,531
OPAP SA ......................................... Greece 11,068 189,864
b
Zomato Ltd. ....................................... India 268,162 679,181
2,669,524
Household Durables 0.2%
Haier Smart Home Co. Ltd. , A .......................... China 59,200 226,927
Household Products 0.1%
Kimberly-Clark de Mexico SAB de CV , A .................. Mexico 94,400 141,131
Independent Power and Renewable Electricity Producers 0.5%
b
Adani Power Ltd. ................................... India 76,245 449,427
China Yangtze Power Co. Ltd. , A ........................ China 42,200 167,962
617,389
Industrial Conglomerates 0.5%
Alfa SAB de CV , A ................................... Mexico 633,824 519,062
Siemens Ltd. ....................................... India 2,313 161,451
680,513
Insurance 2.8%
BB Seguridade Participacoes SA ........................ Brazil 121,200 799,283
Caixa Seguridade Participacoes SA ..................... Brazil 103,900 260,992
DB Insurance Co. Ltd. ................................ South Korea 7,954 529,235
Fubon Financial Holding Co. Ltd. ........................ Taiwan 236,000 661,080
OUTsurance Group Ltd. .............................. South Africa 150,337 507,199
People's Insurance Co. Group of China Ltd. (The) , H ......... China 379,000 193,965
Ping An Insurance Group Co. of China Ltd. , H .............. China 23,500 132,321
b
Samsung Life Insurance Co. Ltd. ........................ South Korea 12,465 760,625
3,844,700
Interactive Media & Services 4.7%
c
Autohome, Inc. , ADR ................................. China 11,600 325,032
a,b,c
Kuaishou Technology , 144A , Reg S ...................... China 143,400 784,775
c
Tencent Holdings Ltd. ................................ China 99,400 5,229,953
6,339,760
IT Services 2.9%
Elm Co. .......................................... Saudi Arabia 3,587 1,114,153
HCL Technologies Ltd. ............................... India 11,674 231,673
Infosys Ltd. ........................................ India 31,503 685,484
Tata Consultancy Services Ltd. ......................... India 38,627 1,827,773
3,859,083
Life Sciences Tools & Services 0.4%
WuXi AppTec Co. Ltd. , A .............................. China 24,700 188,931
a
WuXi AppTec Co. Ltd. , H , 144A , Reg S ................... China 40,140 285,692
474,623
Machinery 0.4%
CRRC Corp. Ltd. , A .................................. China 199,300 204,900
Sinotruk Hong Kong Ltd. .............................. China 120,500 351,189
556,089

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Marine Transportation 0.4%
COSCO SHIPPING Holdings Co. Ltd. , H .................. China 249,000 $ 373,704
Yang Ming Marine Transport Corp. ...................... Taiwan 103,000 211,347
585,051
Metals & Mining 3.5%
Aluminum Corp. of China Ltd. , H ........................ China 688,000 442,838
China Hongqiao Group Ltd. ............................ China 276,000 463,989
b,d,e
GMK Norilskiy Nickel PAO ............................. Russia 316,400 —
Harmony Gold Mining Co. Ltd. ......................... South Africa 81,252 924,449
Hindalco Industries Ltd. ............................... India 62,508 426,936
KGHM Polska Miedz SA .............................. Poland 5,427 166,403
Kumba Iron Ore Ltd. ................................. South Africa 11,735 243,741
NMDC Ltd. ........................................ India 546,264 414,662
d,e
Novolipetsk Steel PJSC .............................. Russia 347,890 —
d,e
Severstal PAO ..................................... Russia 48,409 —
Vale SA ........................................... Brazil 89,100 825,891
Vedanta Ltd. ....................................... India 172,977 877,716
4,786,625
Oil, Gas & Consumable Fuels 4.8%
Alamtri Resources Indonesia Tbk. PT .................... Indonesia 1,585,500 226,410
Bharat Petroleum Corp. Ltd. ........................... India 94,962 284,926
China Coal Energy Co. Ltd. , H ......................... China 359,000 412,647
China Petroleum & Chemical Corp. , A .................... China 275,900 231,510
Coal India Ltd. ..................................... India 298,074 1,356,528
Exxaro Resources Ltd. ............................... South Africa 21,010 196,681
Inner Mongolia Yitai Coal Co. Ltd. , B ..................... China 68,151 141,549
PetroChina Co. Ltd. , H ............................... China 2,038,000 1,558,135
Petroleo Brasileiro SA ................................ Brazil 109,300 778,971
Reliance Industries Ltd. ............................... India 63,755 927,818
United Tractors Tbk. PT .............................. Indonesia 260,500 397,542
6,512,717
Personal Care Products 0.8%
Colgate-Palmolive India Ltd. ........................... India 23,490 764,096
a
Giant Biogene Holding Co. Ltd. , 144A , Reg S .............. China 49,000 363,845
1,127,941
Pharmaceuticals 1.6%
Aurobindo Pharma Ltd. ............................... India 21,243 286,667
CSPC Pharmaceutical Group Ltd. ....................... China 1,261,600 727,285
Dr Reddy's Laboratories Ltd. ........................... India 12,941 181,602
Lupin Ltd. ......................................... India 38,051 911,506
2,107,060
Real Estate Management & Development 1.8%
Barwa Real Estate Co. ............................... Qatar 193,173 151,896
China Overseas Land & Investment Ltd. .................. China 80,000 127,505
Emaar Properties PJSC .............................. United Arab
Emirates 499,584 1,833,630
NEPI Rockcastle NV ................................. Romania 39,733 300,255
2,413,286
Semiconductors & Semiconductor Equipment 14.9%
eMemory Technology, Inc. ............................. Taiwan 6,000 592,197
MediaTek, Inc. ..................................... Taiwan 55,000 2,381,888
Novatek Microelectronics Corp. ......................... Taiwan 77,000 1,210,061
SK Hynix, Inc. ...................................... South Korea 5,954 801,585

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 434,000 $ 14,483,927
United Microelectronics Corp. .......................... Taiwan 537,000 640,215
20,109,873
Software 0.1%
Oracle Financial Services Software Ltd. ................... India 1,642 171,924
Specialty Retail 1.7%
a,c
Pop Mart International Group Ltd. , 144A , Reg S ............ China 80,600 977,542
Trent Ltd. ......................................... India 17,430 1,152,099
Vibra Energia SA .................................... Brazil 61,900 178,580
2,308,221
Technology Hardware, Storage & Peripherals 3.7%
Compal Electronics, Inc. .............................. Taiwan 193,000 212,866
Pegatron Corp. ..................................... Taiwan 339,000 986,346
Samsung Electronics Co. Ltd. .......................... South Korea 80,765 2,884,419
Wistron Corp. ...................................... Taiwan 277,000 909,073
4,992,704
Textiles, Apparel & Luxury Goods 1.0%
ANTA Sports Products Ltd. ............................ China 59,600 634,099
Bosideng International Holdings Ltd. ..................... China 686,000 332,067
Pou Chen Corp. .................................... Taiwan 387,000 429,194
1,395,360
Transportation Infrastructure 0.6%
International Container Terminal Services, Inc. .............. Philippines 117,520 701,709
Promotora y Operadora de Infraestructura SAB de CV ....... Mexico 18,075 170,780
872,489
Wireless Telecommunication Services 1.4%
Etihad Etisalat Co. .................................. Saudi Arabia 61,014 941,880
SK Telecom Co. Ltd. ................................. South Korea 9,741 370,930
Turkcell Iletisim Hizmetleri A/S .......................... Turkiye 204,844 616,070
1,928,880
Total Common Stocks (Cost $ 113,036,577 ) ...................................
131,548,443
Preferred Stocks 2.4%
Banks 1.9%
f
Bancolombia SA , 8.54% .............................. Colombia 18,243 179,610
f
Itau Unibanco Holding SA , 7.14% ....................... Brazil 147,200 851,607
f
Itausa SA , 3% ...................................... Brazil 964,849 1,573,397
2,604,614
Electric Utilities 0.5%
f
Cia Energetica de Minas Gerais , 12.13% .................. Brazil 313,390 587,735
Total Preferred Stocks (Cost $ 2,860,413 ) .....................................
3,192,349
Total Long Term Investments (Cost $ 115,896,990 ) .............................
134,740,792
a

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 41 .
Short Term Investments 0.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.6%
g,h
Institutional Fiduciary Trust - Money Market Portfolio , 4.089% .. United States 823,538 $ 823,538
Total Money Market Funds (Cost $ 823,538 ) ...................................
823,538
Total Short Term Investments (Cost $ 823,538 ) ................................
823,538
a
Total Investments (Cost $ 116,720,528 ) 100.2% ................................
$135,564,330
Other Assets, less Liabilities (0.2) % .........................................
(220,179)
Net Assets 100.0% .........................................................
$135,344,151
a a a
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2025, the aggregate value of these securities was $6,391,171, representing 4.7% of net assets.
b
Non-income producing.
c
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At January 31, 2025, the aggregate value of these securities was
$16,074,111, representing 11.9% of net assets.
d
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
e
See Note 6 regarding investments in Russian securities.
f
Variable rate security. The rate shown represents the yield at period end.
g
See Note 3(d) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin International Core Equity (IU) Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2025
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2020
a
2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.50 $11.33 $10.18 $13.09 $10.31 $10.00
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.34 0.37 0.34 0.35 0.25
Net realized and unrealized gains (losses) (0.08) 1.28 1.16 (2.26) 2.80 0.30
Total from investment operations ........ 0.05 1.62 1.53 (1.92) 3.15 0.55
Less distributions from:
Net investment income .............. (0.18) (0.45) (0.38) (0.42) (0.37) (0.24)
Net realized gains ................. (0.10) — — (0.57) — —
Total distributions ................... (0.28) (0.45) (0.38) (0.99) (0.37) (0.24)
Net asset value, end of period .......... $12.27 $12.50 $11.33 $10.18 $13.09 $10.31
Total return
d
....................... 0.45% 14.79% 15.44% (15.56)% 31.00% 5.58%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.03% 0.02% 0.03% 0.04% 0.04% 0.08%
Expenses net of waiver and payments by
affiliates .......................... —% —% —% —% —% 0.01%
Expenses net of waiver and payments by
affiliates and expense reduction ........ —% —% —%
f
—% —%
f
—%
Net investment income ............... 2.02% 2.91% 3.62% 2.94% 2.93% 2.57%
Supplemental data
Net assets, end of period (000’s) ........ $433,048 $941,318 $944,165 $800,757 $360,375 $281,150
Portfolio turnover rate ................ 26.98%
g
59.10% 101.79% 125.21% 103.80% 94.98%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 7 for current period information.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), January 31, 2025
Franklin International Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.0%
Aerospace & Defense 1.9%
BAE Systems plc ................................... United Kingdom 231,875 $ 3,505,078
Dassault Aviation SA ................................. France 4,547 1,026,044
Kongsberg Gruppen ASA ............................. Norway 13,205 1,567,474
Leonardo SpA ...................................... Italy 17,681 552,381
MTU Aero Engines AG ............................... Germany 2,987 1,020,398
Safran SA ......................................... France 1,993 494,057
8,165,432
Air Freight & Logistics 0.4%
Deutsche Post AG ................................... Germany 11,029 397,075
DSV A/S .......................................... Denmark 5,032 1,002,446
a
InPost SA ......................................... Poland 25,196 412,195
1,811,716
Automobile Components 0.5%
Cie Generale des Etablissements Michelin SCA ............ France 39,883 1,387,012
Continental AG ..................................... Germany 9,981 709,381
2,096,393
Automobiles 2.2%
Isuzu Motors Ltd. ................................... Japan 109,551 1,472,846
Stellantis NV ....................................... United States 147,934 1,975,198
Subaru Corp. ...................................... Japan 139,652 2,432,655
Toyota Motor Corp. .................................. Japan 202,282 3,837,193
9,717,892
Banks 10.5%
b
ABN AMRO Bank NV , CVA , 144A , Reg S ................. Netherlands 91,317 1,531,670
AIB Group plc ...................................... Ireland 447,247 2,629,902
Barclays plc ....................................... United Kingdom 761,891 2,792,329
BNP Paribas SA .................................... France 55,992 3,824,796
Commonwealth Bank of Australia ....................... Australia 32,568 3,213,884
DBS Group Holdings Ltd. ............................. Singapore 19,792 647,830
Erste Group Bank AG ................................ Austria 49,805 3,061,955
HSBC Holdings plc .................................. United Kingdom 246,372 2,573,139
ING Groep NV ..................................... Netherlands 173,950 2,891,204
Intesa Sanpaolo SpA ................................. Italy 656,166 2,840,104
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 46,850 592,484
NatWest Group plc .................................. United Kingdom 1,030,159 5,492,457
Standard Chartered plc ............................... United Kingdom 327,317 4,402,257
Sumitomo Mitsui Financial Group, Inc. .................... Japan 131,598 3,242,984
UniCredit SpA ...................................... Italy 129,632 5,953,124
45,690,119
Beverages 1.0%
Asahi Group Holdings Ltd. ............................. Japan 214,380 2,322,022
Coca-Cola HBC AG ................................. Italy 56,153 1,949,316
4,271,338
Biotechnology 0.7%
CSL Ltd. .......................................... United States 13,441 2,320,492
a
Genmab A/S ....................................... Denmark 1,651 324,516
a
Swedish Orphan Biovitrum AB .......................... Sweden 14,931 452,193
3,097,201
Broadline Retail 1.1%
Next plc .......................................... United Kingdom 26,336 3,236,950
a
Rakuten Group, Inc. ................................. Japan 89,600 562,613

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Broadline Retail (continued)
Wesfarmers Ltd. .................................... Australia 16,640 $ 783,817
4,583,380
Building Products 1.0%
Cie de Saint-Gobain SA .............................. France 46,821 4,390,565
Capital Markets 3.6%
3i Group plc ....................................... United Kingdom 99,759 4,792,758
Deutsche Bank AG .................................. Germany 186,556 3,651,429
Hargreaves Lansdown plc ............................. United Kingdom 94,256 1,284,512
Macquarie Group Ltd. ................................ Australia 18,694 2,765,452
Partners Group Holding AG ............................ Switzerland 1,742 2,646,358
Singapore Exchange Ltd. ............................. Singapore 65,444 588,831
15,729,340
Chemicals 2.3%
Asahi Kasei Corp. ................................... Japan 121,500 825,185
BASF SE ......................................... Germany 14,720 709,176
Givaudan SA ....................................... Switzerland 885 3,874,274
Mitsubishi Chemical Group Corp. ....................... Japan 160,300 818,758
Nitto Denko Corp. ................................... Japan 170,841 3,030,581
Shin-Etsu Chemical Co. Ltd. ........................... Japan 19,192 594,995
9,852,969
Commercial Services & Supplies 0.3%
Brambles Ltd. ...................................... Australia 45,014 550,093
Dai Nippon Printing Co. Ltd. ........................... Japan 29,086 429,874
Securitas AB , B ..................................... Sweden 33,258 423,143
1,403,110
Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson , B ...................... Sweden 147,815 1,113,029
Construction & Engineering 0.7%
ACS Actividades de Construccion y Servicios SA ............ Spain 42,316 2,154,487
Eiffage SA ......................................... France 7,473 667,614
2,822,101
Construction Materials 0.4%
a
Holcim AG ........................................ United States 17,284 1,732,272
Consumer Staples Distribution & Retail 1.6%
Carrefour SA ....................................... France 36,888 525,557
Koninklijke Ahold Delhaize NV .......................... Netherlands 60,377 2,139,615
Tesco plc ......................................... United Kingdom 924,324 4,254,103
6,919,275
Diversified Consumer Services 0.1%
Pearson plc ....................................... United Kingdom 34,127 566,194
Diversified REITs 0.3%
Stockland ......................................... Australia 407,784 1,291,861
Diversified Telecommunication Services 2.2%
Deutsche Telekom AG ................................ Germany 173,345 5,815,544
Telenor ASA ....................................... Norway 156,699 1,916,045
Telia Co. AB ....................................... Sweden 592,839 1,744,651
9,476,240
Electric Utilities 1.5%
Fortum OYJ ....................................... Finland 65,667 954,109

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
Iberdrola SA ....................................... Spain 391,624 $ 5,534,260
6,488,369
Electrical Equipment 1.8%
ABB Ltd. .......................................... Switzerland 53,771 2,927,959
Fujikura Ltd. ....................................... Japan 46,700 1,879,595
Mitsubishi Electric Corp. .............................. Japan 107,485 1,761,783
Prysmian SpA ...................................... Italy 16,545 1,150,855
7,720,192
Electronic Equipment, Instruments & Components 1.1%
Keyence Corp. ..................................... Japan 1,969 848,066
TDK Corp. ........................................ Japan 208,523 2,520,482
Yokogawa Electric Corp. .............................. Japan 56,247 1,234,684
4,603,232
Entertainment 1.1%
Capcom Co. Ltd. .................................... Japan 60,189 1,374,247
CTS Eventim AG & Co. KGaA .......................... Germany 10,165 991,204
Nintendo Co. Ltd. ................................... Japan 12,827 841,511
a
Sea Ltd. , ADR ...................................... Singapore 14,395 1,753,167
4,960,129
Financial Services 1.5%
EXOR NV ......................................... Netherlands 22,834 2,163,484
Industrivarden AB , A ................................. Sweden 33,132 1,176,376
Investor AB , B ...................................... Sweden 115,147 3,278,950
6,618,810
Food Products 2.4%
Associated British Foods plc ........................... United Kingdom 90,339 2,119,765
Chocoladefabriken Lindt & Spruengli AG .................. Switzerland 179 2,056,188
MEIJI Holdings Co. Ltd. ............................... Japan 43,058 867,018
Nestle SA ......................................... United States 44,671 3,794,383
b
WH Group Ltd. , 144A , Reg S .......................... Hong Kong 1,815,192 1,416,022
10,253,376
Gas Utilities 0.5%
Tokyo Gas Co. Ltd. .................................. Japan 78,745 2,227,602
Ground Transportation 0.3%
Tokyu Corp. ....................................... Japan 107,900 1,231,389
Health Care Equipment & Supplies 1.8%
Cochlear Ltd. ...................................... Australia 13,512 2,659,455
a
Demant A/S ....................................... Denmark 26,347 1,057,797
Hoya Corp. ........................................ Japan 26,559 3,566,501
Straumann Holding AG ............................... Switzerland 2,711 384,462
7,668,215
Health Care Providers & Services 0.9%
Fresenius Medical Care AG ............................ Germany 15,125 751,331
a
Fresenius SE & Co. KGaA ............................. Germany 81,233 3,108,422
3,859,753
Health Care Technology 0.2%
Pro Medicus Ltd. .................................... Australia 5,219 893,158
Hotels, Restaurants & Leisure 2.1%
Aristocrat Leisure Ltd. ................................ Australia 45,304 2,106,620

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
InterContinental Hotels Group plc ....................... United Kingdom 30,731 $ 4,097,715
b
La Francaise des Jeux SACA , 144A , Reg S ............... France 25,865 982,812
Sodexo SA ........................................ France 8,584 634,039
Zensho Holdings Co. Ltd. ............................. Japan 24,068 1,327,779
9,148,965
Household Durables 1.1%
Panasonic Holdings Corp. ............................. Japan 317,600 3,240,702
Sekisui House Ltd. .................................. Japan 27,787 638,628
Sony Group Corp. ................................... Japan 36,800 812,152
4,691,482
Independent Power and Renewable Electricity Producers 0.2%
Meridian Energy Ltd. ................................. New Zealand 116,398 387,429
RWE AG .......................................... Germany 13,466 417,295
804,724
Industrial Conglomerates 1.9%
Hitachi Ltd. ........................................ Japan 212,707 5,347,547
Siemens AG ....................................... Germany 14,406 3,088,301
8,435,848
Industrial REITs 0.3%
Goodman Group .................................... Australia 54,740 1,220,711
Insurance 4.5%
Aegon Ltd. ........................................ Netherlands 326,676 2,132,703
Ageas SA/NV ...................................... Belgium 41,339 2,129,520
AIA Group Ltd. ..................................... Hong Kong 156,546 1,100,541
Allianz SE ......................................... Germany 1,915 624,417
AXA SA ........................................... France 13,843 525,164
Japan Post Insurance Co. Ltd. ......................... Japan 44,930 875,580
MS&AD Insurance Group Holdings, Inc. .................. Japan 82,028 1,700,761
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 5,042 2,732,927
NN Group NV ...................................... Netherlands 60,846 2,792,604
Sompo Holdings, Inc. ................................ Japan 179,965 5,018,516
19,632,733
Interactive Media & Services 0.4%
b
Auto Trader Group plc , 144A , Reg S ..................... United Kingdom 179,214 1,745,519
IT Services 0.8%
NEC Corp. ........................................ Japan 24,224 2,402,508
Otsuka Corp. ...................................... Japan 46,847 1,056,152
3,458,660
Leisure Products 0.1%
Bandai Namco Holdings, Inc. .......................... Japan 22,700 563,051
Life Sciences Tools & Services 0.4%
Eurofins Scientific SE ................................ Luxembourg 28,977 1,554,621
Machinery 4.0%
Atlas Copco AB , A ................................... Sweden 218,801 3,655,240
GEA Group AG ..................................... Germany 40,499 2,137,419
Komatsu Ltd. ...................................... Japan 106,132 3,201,289
Makita Corp. ....................................... Japan 57,071 1,687,731
Rational AG ....................................... Germany 1,322 1,174,765
Schindler Holding AG ................................ Switzerland 5,975 1,680,395
Wartsila OYJ Abp ................................... Finland 132,676 2,506,276

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Yangzijiang Shipbuilding Holdings Ltd. .................... China 640,000 $ 1,433,266
17,476,381
Marine Transportation 0.2%
AP Moller - Maersk A/S , B ............................. Denmark 483 713,332
Kawasaki Kisen Kaisha Ltd. ........................... Japan 17,492 221,357
934,689
Media 0.3%
Publicis Groupe SA .................................. France 10,335 1,099,147
Metals & Mining 2.0%
BHP Group Ltd. .................................... Australia 97,657 2,398,426
BlueScope Steel Ltd. ................................. Australia 116,370 1,519,593
Fortescue Ltd. ...................................... Australia 333,860 3,909,959
Glencore plc ....................................... Australia 80,684 348,591
Northern Star Resources Ltd. .......................... Australia 40,923 433,118
8,609,687
Multi-Utilities 1.2%
Centrica plc ....................................... United Kingdom 1,267,637 2,227,883
Engie SA ......................................... France 173,886 2,870,490
5,098,373
Oil, Gas & Consumable Fuels 4.0%
BP plc ............................................ United States 648,349 3,354,101
ENEOS Holdings, Inc. ................................ Japan 423,071 2,126,913
Equinor ASA ....................................... Norway 89,959 2,166,552
Galp Energia SGPS SA , B ............................ Portugal 23,971 401,183
Idemitsu Kosan Co. Ltd. .............................. Japan 208,869 1,394,026
Inpex Corp. ........................................ Japan 111,285 1,328,081
Shell plc .......................................... United States 100,980 3,315,653
TotalEnergies SE ................................... France 54,763 3,172,538
17,259,047
Paper & Forest Products 0.2%
Mondi plc ......................................... Austria 51,390 799,922
Passenger Airlines 0.3%
a
Qantas Airways Ltd. ................................. Australia 203,117 1,177,036
Personal Care Products 1.4%
Beiersdorf AG ...................................... Germany 21,043 2,815,005
L'Oreal SA ........................................ France 9,195 3,411,641
6,226,646
Pharmaceuticals 8.9%
AstraZeneca plc .................................... United Kingdom 25,832 3,626,183
GSK plc .......................................... United States 224,481 3,910,368
Hikma Pharmaceuticals plc ............................ Jordan 27,239 774,092
Ipsen SA .......................................... France 9,868 1,218,121
Novartis AG ....................................... United States 85,009 8,898,473
Novo Nordisk A/S , B ................................. Denmark 70,104 5,918,507
Otsuka Holdings Co. Ltd. ............................. Japan 73,337 3,829,452
Roche Holding AG .................................. United States 14,755 4,638,559
Roche Holding AG .................................. United States 7,990 2,657,121
Shionogi & Co. Ltd. .................................. Japan 169,073 2,486,067
UCB SA .......................................... Belgium 2,082 405,060
38,362,003

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 1.9%
Adecco Group AG ................................... Switzerland 22,773 $ 542,127
Recruit Holdings Co. Ltd. ............................. Japan 39,853 2,781,429
RELX plc ......................................... United Kingdom 45,218 2,245,367
Teleperformance SE ................................. France 8,165 764,585
Wolters Kluwer NV .................................. Netherlands 10,547 1,915,989
8,249,497
Real Estate Management & Development 1.2%
CK Asset Holdings Ltd. ............................... Hong Kong 489,788 2,046,544
Hongkong Land Holdings Ltd. .......................... Hong Kong 91,500 398,155
Mitsubishi Estate Co. Ltd. ............................. Japan 83,256 1,209,793
Sun Hung Kai Properties Ltd. .......................... Hong Kong 43,000 384,392
Wharf Real Estate Investment Co. Ltd. ................... Hong Kong 425,093 1,057,814
5,096,698
Retail REITs 0.3%
Klepierre SA ....................................... France 42,500 1,265,281
Semiconductors & Semiconductor Equipment 4.3%
Advantest Corp. .................................... Japan 30,900 1,708,374
ASM International NV ................................ Netherlands 915 530,868
ASML Holding NV ................................... Netherlands 7,205 5,329,991
Disco Corp. ........................................ Japan 15,735 4,554,075
SCREEN Holdings Co. Ltd. ............................ Japan 18,490 1,288,427
STMicroelectronics NV ............................... Singapore 87,895 1,963,659
Tokyo Electron Ltd. .................................. Japan 20,138 3,396,959
18,772,353
Software 3.7%
a
Check Point Software Technologies Ltd. .................. Israel 21,447 4,675,875
Sage Group plc (The) ................................ United Kingdom 193,596 3,217,469
SAP SE .......................................... Germany 18,149 5,001,397
a
Xero Ltd. .......................................... New Zealand 27,194 3,060,822
15,955,563
Specialty Retail 1.0%
Industria de Diseno Textil SA ........................... Spain 78,364 4,253,646
Technology Hardware, Storage & Peripherals 0.6%
Brother Industries Ltd. ................................ Japan 58,585 1,032,266
Logitech International SA ............................. Switzerland 6,931 686,108
Seiko Epson Corp. .................................. Japan 59,676 1,078,422
2,796,796
Textiles, Apparel & Luxury Goods 3.2%
adidas AG ......................................... Germany 8,157 2,150,673
Asics Corp. ........................................ Japan 150,917 3,363,962
Hermes International SCA ............................. France 718 2,019,490
LVMH Moet Hennessy Louis Vuitton SE .................. France 3,932 2,875,883
Pandora A/S ....................................... Denmark 18,912 3,618,213
14,028,221
Tobacco 0.6%
Imperial Brands plc .................................. United Kingdom 13,140 443,181
Japan Tobacco, Inc. ................................. Japan 87,161 2,220,499
2,663,680
Trading Companies & Distributors 1.6%
AerCap Holdings NV ................................. Ireland 41,721 3,988,528

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
MonotaRO Co. Ltd. .................................. Japan 41,700 $ 718,433
Rexel SA ......................................... France 55,753 1,475,999
Toyota Tsusho Corp. ................................. Japan 38,020 642,144
6,825,104
Transportation Infrastructure 0.3%
b
Aena SME SA , 144A , Reg S ........................... Spain 4,439 955,983
Getlink SE ........................................ France 25,241 403,789
1,359,772
Wireless Telecommunication Services 0.8%
Tele2 AB , B ........................................ Sweden 135,684 1,509,463
Vodafone Group plc ................................. United Kingdom 2,232,021 1,901,561
3,411,024
Total Common Stocks (Cost $ 344,190,194 ) ...................................
424,231,532
Preferred Stocks 0.6%
Household Products 0.6%
c
Henkel AG & Co. KGaA , 2.2% .......................... Germany 32,292 2,821,347
Total Preferred Stocks (Cost $ 2,395,150 ) .....................................
2,821,347
Total Long Term Investments (Cost $ 346,585,344 ) .............................
427,052,879
a
Short Term Investments 0.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.7%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 4.089% .. United States 3,134,717 3,134,717
Total Money Market Funds (Cost $ 3,134,717 ) .................................
3,134,717
Total Short Term Investments (Cost $ 3,134,717 ) ...............................
3,134,717
a
Total Investments (Cost $ 349,720,061 ) 99.3% .................................
$430,187,596
Other Assets, less Liabilities 0.7% ...........................................
2,860,406
Net Assets 100.0% .........................................................
$433,048,002
a a a
See Abbreviations on page 41 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2025, the aggregate value of these securities was $6,632,006, representing 1.5% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
See Note 3(d) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin U.S. Core Equity (IU) Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2025
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2020
a
2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.10 $13.64 $13.12 $14.99 $11.31 $10.00
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.19 0.20 0.24 0.21 0.21
Net realized and unrealized gains (losses) 1.89 3.45 0.94 (0.81) 3.74 1.27
Total from investment operations ........ 2.00 3.64 1.14 (0.57) 3.95 1.48
Less distributions from:
Net investment income .............. (0.06) (0.18) (0.21) (0.20) (0.20) (0.17)
Net realized gains ................. (1.32) — (0.41) (1.10) (0.07) —
Total distributions ................... (1.38) (0.18) (0.62) (1.30) (0.27) (0.17)
Net asset value, end of period .......... $17.72 $17.10 $13.64 $13.12 $14.99 $11.31
Total return
d
....................... 11.90% 26.88% 9.31% (4.42)% 35.39% 15.09%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.01% 0.01% 0.01% 0.01% 0.01% 0.03%
Expenses net of waiver and payments by
affiliates .......................... —% —% —%
f
—%
f
—%
f
—%
f
Net investment income ............... 1.28% 1.31% 1.59% 1.73% 1.60% 2.12%
Supplemental data
Net assets, end of period (000’s) ........ $1,118,571 $2,022,211 $1,802,029 $2,053,864 $1,316,677 $722,523
Portfolio turnover rate ................ 29.05%
g
76.33% 95.10% 128.24% 98.39% 60.94%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 7 for current period information.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), January 31, 2025
Franklin U.S. Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks 99.0%
Aerospace & Defense 2.1%
General Electric Co. ................................................. 60,850 $ 12,387,234
L3Harris Technologies, Inc. ............................................ 4,455 944,505
Lockheed Martin Corp. ............................................... 19,883 9,204,835
RTX Corp. ........................................................ 8,858 1,142,239
23,678,813
Automobile Components 0.1%
BorgWarner, Inc. .................................................... 34,456 1,099,146
Automobiles 2.7%
General Motors Co. .................................................. 228,166 11,285,090
a
Tesla, Inc. ......................................................... 47,556 19,241,158
30,526,248
Banks 2.8%
Citigroup, Inc. ...................................................... 53,698 4,372,628
JPMorgan Chase & Co. ............................................... 51,912 13,876,078
PNC Financial Services Group, Inc. (The) ................................. 5,456 1,096,383
Wells Fargo & Co. ................................................... 150,333 11,846,240
31,191,329
Beverages 1.0%
Coca-Cola Consolidated, Inc. .......................................... 1,179 1,612,424
Molson Coors Beverage Co. , B ......................................... 39,324 2,152,989
PepsiCo, Inc. ...................................................... 46,064 6,941,384
10,706,797
Biotechnology 3.9%
AbbVie, Inc. ....................................................... 83,679 15,388,568
a
Exelixis, Inc. ....................................................... 68,227 2,261,725
Gilead Sciences, Inc. ................................................ 143,909 13,987,955
a
Incyte Corp. ....................................................... 35,204 2,610,728
a
Neurocrine Biosciences, Inc. ........................................... 8,124 1,233,386
a
Regeneron Pharmaceuticals, Inc. ....................................... 8,007 5,388,551
a
United Therapeutics Corp. ............................................. 8,822 3,098,022
43,968,935
Broadline Retail 3.9%
a
Amazon.com, Inc. ................................................... 180,128 42,812,823
a
Etsy, Inc. .......................................................... 22,713 1,247,171
44,059,994
Building Products 0.7%
Allegion plc ........................................................ 15,537 2,062,226
a
Builders FirstSource, Inc. ............................................. 17,756 2,970,224
Lennox International, Inc. ............................................. 2,347 1,390,410
Masco Corp. ....................................................... 13,640 1,081,379
7,504,239
Capital Markets 2.5%
Bank of New York Mellon Corp. (The) .................................... 40,319 3,464,612
Evercore, Inc. , A .................................................... 7,409 2,158,019
Janus Henderson Group plc ........................................... 26,541 1,192,487
Jefferies Financial Group, Inc. .......................................... 36,220 2,784,956
MarketAxess Holdings, Inc. ............................................ 8,566 1,889,917
Morgan Stanley ..................................................... 10,837 1,500,166
MSCI, Inc. , A ....................................................... 1,816 1,083,734

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Capital Markets (continued)
SEI Investments Co. ................................................. 21,360 $ 1,849,349
State Street Corp. ................................................... 66,067 6,713,728
T Rowe Price Group, Inc. ............................................. 49,275 5,761,233
28,398,201
Chemicals 1.0%
CF Industries Holdings, Inc. ........................................... 42,363 3,906,292
DuPont de Nemours, Inc. ............................................. 55,231 4,241,741
LyondellBasell Industries NV , A ......................................... 9,954 753,518
RPM International, Inc. ............................................... 18,799 2,379,953
11,281,504
Commercial Services & Supplies 0.3%
Cintas Corp. ....................................................... 16,859 3,381,410
Communications Equipment 1.5%
a
Arista Networks, Inc. ................................................. 48,348 5,571,140
a
F5, Inc. ........................................................... 13,412 3,986,851
Motorola Solutions, Inc. ............................................... 14,250 6,686,813
16,244,804
Construction & Engineering 0.4%
EMCOR Group, Inc. ................................................. 9,475 4,245,368
Construction Materials 0.2%
CRH plc .......................................................... 18,578 1,839,779
Consumer Finance 0.4%
Synchrony Financial ................................................. 71,788 4,951,936
Consumer Staples Distribution & Retail 2.6%
Albertsons Cos., Inc. , A ............................................... 59,395 1,190,870
Kroger Co. (The) .................................................... 137,236 8,459,227
Walmart, Inc. ...................................................... 193,908 19,034,009
28,684,106
Diversified Consumer Services 0.2%
H&R Block, Inc. ..................................................... 32,407 1,792,431
Diversified Telecommunication Services 1.1%
AT&T, Inc. ......................................................... 525,323 12,465,915
Electric Utilities 1.1%
American Electric Power Co., Inc. ....................................... 28,233 2,776,998
Edison International ................................................. 23,947 1,293,138
Entergy Corp. ...................................................... 19,238 1,559,817
NRG Energy, Inc. ................................................... 40,026 4,100,264
PPL Corp. ......................................................... 39,952 1,342,387
Southern Co. (The) .................................................. 15,237 1,279,146
12,351,750
Electrical Equipment 0.4%
Acuity Brands, Inc. .................................................. 6,658 2,213,052
a
Generac Holdings, Inc. ............................................... 13,481 2,013,118
4,226,170
Electronic Equipment, Instruments & Components 0.1%
a
Arrow Electronics, Inc. ............................................... 8,449 984,731
a

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Entertainment 1.8%
Electronic Arts, Inc. .................................................. 51,155 $ 6,287,461
a
Netflix, Inc. ........................................................ 7,753 7,572,820
a
Spotify Technology SA ................................................ 11,616 6,371,957
20,232,238
Financial Services 4.7%
a
Berkshire Hathaway, Inc. , B ............................................ 35,859 16,806,037
Fidelity National Information Services, Inc. ................................. 29,579 2,409,801
Mastercard, Inc. , A .................................................. 23,551 13,080,932
MGIC Investment Corp. ............................................... 62,672 1,600,643
a
PayPal Holdings, Inc. ................................................ 137,158 12,149,456
Visa, Inc. , A ........................................................ 20,320 6,945,376
52,992,245
Food Products 0.5%
Archer-Daniels-Midland Co. ........................................... 19,860 1,017,428
Bunge Global SA ................................................... 32,520 2,475,748
Ingredion, Inc. ...................................................... 13,985 1,908,113
5,401,289
Ground Transportation 1.0%
CSX Corp. ........................................................ 60,515 1,989,128
Landstar System, Inc. ................................................ 7,794 1,283,360
Ryder System, Inc. .................................................. 9,725 1,550,262
a
Uber Technologies, Inc. ............................................... 85,773 5,733,925
Union Pacific Corp. .................................................. 4,674 1,158,171
11,714,846
Health Care Equipment & Supplies 2.2%
Abbott Laboratories .................................................. 9,350 1,196,146
a
Boston Scientific Corp. ............................................... 54,878 5,617,312
a
Hologic, Inc. ....................................................... 50,979 3,677,625
a
IDEXX Laboratories, Inc. .............................................. 4,255 1,795,823
Medtronic plc ...................................................... 79,535 7,223,369
ResMed, Inc. ...................................................... 4,667 1,102,252
Stryker Corp. ...................................................... 10,398 4,068,633
24,681,160
Health Care Providers & Services 1.6%
McKesson Corp. .................................................... 16,348 9,722,973
a
Tenet Healthcare Corp. ............................................... 18,234 2,568,988
UnitedHealth Group, Inc. .............................................. 6,185 3,355,301
Universal Health Services, Inc. , B ....................................... 12,835 2,420,168
18,067,430
Health Care REITs 0.2%
Omega Healthcare Investors, Inc. ....................................... 48,909 1,812,568
Health Care Technology 0.1%
a
Veeva Systems, Inc. , A ............................................... 4,654 1,085,592
a
Hotels, Restaurants & Leisure 1.6%
Aramark .......................................................... 36,638 1,425,585
Booking Holdings, Inc. ............................................... 2,854 13,520,996
Domino's Pizza, Inc. ................................................. 2,375 1,066,660
Texas Roadhouse, Inc. , A ............................................. 6,684 1,210,473

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
Wingstop, Inc. ...................................................... 2,797 $ 833,226
18,056,940
Household Durables 0.3%
a
NVR, Inc. ......................................................... 408 3,270,601
a
Household Products 1.3%
Colgate-Palmolive Co. ............................................... 128,750 11,162,625
Kimberly-Clark Corp. ................................................. 16,036 2,084,199
Procter & Gamble Co. (The) ........................................... 6,376 1,058,352
14,305,176
Independent Power and Renewable Electricity Producers 0.8%
Vistra Corp. ........................................................ 56,514 9,496,047
Industrial Conglomerates 0.7%
3M Co. ........................................................... 50,067 7,620,197
Industrial REITs 0.1%
First Industrial Realty Trust, Inc. ........................................ 22,243 1,187,554
Insurance 1.7%
Aflac, Inc. ......................................................... 29,527 3,170,609
Axis Capital Holdings Ltd. ............................................. 15,792 1,437,388
Cincinnati Financial Corp. ............................................. 14,152 1,939,532
Hartford Financial Services Group, Inc. (The) .............................. 56,042 6,251,485
Loews Corp. ....................................................... 14,631 1,250,219
Old Republic International Corp. ........................................ 57,739 2,112,093
Unum Group ....................................................... 34,741 2,649,001
18,810,327
Interactive Media & Services 6.8%
Alphabet, Inc. , A .................................................... 97,265 19,844,005
Alphabet, Inc. , C .................................................... 90,228 18,550,877
Match Group, Inc. ................................................... 54,283 1,937,903
Meta Platforms, Inc. , A ............................................... 52,257 36,014,479
76,347,264
IT Services 0.8%
a
EPAM Systems, Inc. ................................................. 5,855 1,486,936
a
GoDaddy, Inc. , A .................................................... 28,746 6,112,837
a
VeriSign, Inc. ...................................................... 5,881 1,264,415
8,864,188
Life Sciences Tools & Services 1.0%
a
Medpace Holdings, Inc. ............................................... 5,008 1,748,543
a
Mettler-Toledo International, Inc. ........................................ 4,754 6,486,548
a
Waters Corp. ...................................................... 6,140 2,551,047
10,786,138
Machinery 0.7%
Allison Transmission Holdings, Inc. ...................................... 19,327 2,271,696
Illinois Tool Works, Inc. ............................................... 4,464 1,156,890
Snap-on, Inc. ...................................................... 11,598 4,119,030
7,547,616
Media 0.9%
Comcast Corp. , A ................................................... 231,611 7,796,026

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Media (continued)
Fox Corp. , A ....................................................... 47,232 $ 2,417,334
10,213,360
Metals & Mining 0.4%
Reliance, Inc. ...................................................... 11,891 3,442,444
Steel Dynamics, Inc. ................................................. 7,404 949,193
4,391,637
Multi-Utilities 0.1%
Public Service Enterprise Group, Inc. .................................... 12,742 1,064,467
Oil, Gas & Consumable Fuels 3.1%
Cheniere Energy, Inc. ................................................ 30,368 6,791,803
ConocoPhillips ..................................................... 26,584 2,627,297
EOG Resources, Inc. ................................................ 96,512 12,140,244
Exxon Mobil Corp. ................................................... 55,337 5,911,652
Marathon Petroleum Corp. ............................................ 16,829 2,452,154
Ovintiv, Inc. ........................................................ 55,732 2,353,005
Targa Resources Corp. ............................................... 7,013 1,380,158
Valero Energy Corp. ................................................. 8,062 1,072,246
34,728,559
Passenger Airlines 0.1%
Delta Air Lines, Inc. .................................................. 20,914 1,406,885
Personal Care Products 0.1%
a
BellRing Brands, Inc. ................................................. 17,807 1,377,371
a
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co. .............................................. 231,674 13,657,182
Eli Lilly & Co. ...................................................... 10,100 8,191,908
a
Jazz Pharmaceuticals plc ............................................. 9,837 1,223,428
Johnson & Johnson ................................................. 25,098 3,818,661
26,891,179
Professional Services 0.7%
Genpact Ltd. ....................................................... 35,673 1,736,919
Leidos Holdings, Inc. ................................................. 29,776 4,229,085
Robert Half, Inc. .................................................... 24,853 1,610,226
7,576,230
Real Estate Management & Development 0.1%
a
Jones Lang LaSalle, Inc. .............................................. 5,494 1,553,703
a
Residential REITs 0.2%
Camden Property Trust ............................................... 24,147 2,745,755
Retail REITs 0.9%
Simon Property Group, Inc. ............................................ 58,540 10,177,764
Semiconductors & Semiconductor Equipment 11.1%
Applied Materials, Inc. ................................................ 52,206 9,415,352
Broadcom, Inc. ..................................................... 89,720 19,852,344
a
Cirrus Logic, Inc. .................................................... 10,947 1,099,517
KLA Corp. ......................................................... 10,303 7,606,087
Lam Research Corp. ................................................. 19,832 1,607,384
NVIDIA Corp. ...................................................... 559,443 67,172,321
QUALCOMM, Inc. ................................................... 91,456 15,815,486

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc. .............................................. 13,198 $ 1,171,454
123,739,945
Software 9.8%
a
Adobe, Inc. ........................................................ 21,625 9,459,856
a
AppLovin Corp. , A ................................................... 16,709 6,175,479
a
DocuSign, Inc. , A ................................................... 41,371 4,001,817
a
Dropbox, Inc. , A .................................................... 55,825 1,794,774
a
Fair Isaac Corp. .................................................... 4,708 8,820,721
a
Fortinet, Inc. ....................................................... 37,698 3,802,974
Gen Digital, Inc. .................................................... 119,599 3,218,409
Intuit, Inc. ......................................................... 5,761 3,465,299
a
Manhattan Associates, Inc. ............................................ 11,878 2,477,632
Microsoft Corp. ..................................................... 149,248 61,946,875
a
Zoom Communications, Inc. , A ......................................... 47,388 4,119,913
109,283,749
Specialized REITs 0.1%
VICI Properties, Inc. , A ............................................... 37,539 1,117,536
Specialty Retail 2.6%
a
AutoZone, Inc. ..................................................... 377 1,263,029
Bath & Body Works, Inc. .............................................. 45,469 1,710,089
Best Buy Co., Inc. ................................................... 43,406 3,726,839
Lowe's Cos., Inc. .................................................... 36,973 9,614,459
Murphy USA, Inc. ................................................... 3,783 1,902,509
TJX Cos., Inc. (The) ................................................. 41,143 5,134,235
Williams-Sonoma, Inc. ............................................... 25,343 5,356,750
28,707,910
Technology Hardware, Storage & Peripherals 7.6%
Apple, Inc. ........................................................ 309,253 72,983,708
HP, Inc. ........................................................... 211,601 6,877,032
NetApp, Inc. ....................................................... 44,737 5,462,388
85,323,128
Textiles, Apparel & Luxury Goods 0.5%
a
Deckers Outdoor Corp. ............................................... 18,529 3,286,303
PVH Corp. ........................................................ 9,046 810,522
Ralph Lauren Corp. , A ................................................ 7,554 1,886,234
5,983,059
Tobacco 1.0%
Altria Group, Inc. .................................................... 205,739 10,745,748
Trading Companies & Distributors 0.4%
Fastenal Co. ....................................................... 14,202 1,040,154
WW Grainger, Inc. ................................................... 3,549 3,771,416
4,811,570
Total Common Stocks (Cost $ 714,149,412 ) .....................................
1,107,702,577
a a a a

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 0.9%
a a
Shares
a
Value
a
Money Market Funds 0.9%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.089% .................. 9,673,329 $ 9,673,329
Total Money Market Funds (Cost $ 9,673,329 ) ...................................
9,673,329
Total Short Term Investments (Cost $ 9,673,329 ) .................................
9,673,329
a
Total Investments (Cost $ 723,822,741 ) 99.9% ...................................
$1,117,375,906
Other Assets, less Liabilities 0.1% .............................................
1,194,856
Net Assets 100.0% ...........................................................
$1,118,570,762
See Abbreviations on page 41 .
a
Non-income producing.
b
See Note 3(d) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
January 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $115,896,990 $346,585,344 $714,149,412
Cost - Non-controlled affiliates (Note 3 d ) ...................... 823,538 3,134,717 9,673,329
Value - Unaffiliated issuers ................................ $134,740,792 $427,052,879 $1,107,702,577
Value - Non-controlled affiliates (Note 3 d ) ..................... 823,538 3,134,717 9,673,329
Cash .................................................. — — 130,724
Foreign currency, at value (cost $2,769, $3 and $– , respectively) ..... 2,765 3 —
Receivables:
Investment securities sold ................................. — 6,462,633 7,761,721
Capital shares sold ...................................... — — 420,357
Dividends ............................................. 209,671 2,833,396 702,125
European Union tax reclaims (Note 1 c ) ....................... — 677,904 —
Affiliates .............................................. 17,763 24,297 25,313
Total assets ........................................ 135,794,529 440,185,829 1,126,416,146
Liabilities:
Payables:
Capital shares redeemed ................................. 21,678 7,032,197 7,769,328
Custodian fees ......................................... 79,598 73,212 16,284
Professional fees ....................................... 48,815 21,010 48,616
Trustees' fees and expenses ............................... 66 896 1,727
Deferred taxes on unrealized appreciation ...................... 292,696 — —
Accrued expenses and other liabilities ......................... 7,525 10,512 9,429
Total liabilities ....................................... 450,378 7,137,827 7,845,384
Net assets, at value ............................... $135,344,151 $433,048,002 $1,118,570,762
Net assets consist of:
Paid-in capital ........................................... $130,322,096 $288,277,124 $317,677,566
Total distributable earnings (losses) ........................... 5,022,055 144,770,878 800,893,196
Net assets, at value ............................... $135,344,151 $433,048,002 $1,118,570,762
Shares outstanding ....................................... 13,088,943 35,302,149 63,116,985
Net asset value per share
a
.................................. $10.34 $12.27 $17.72
a
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the six months ended January 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Investment income:
Dividends: (net of foreign taxes of $225,011, $745,942 and $–, respectively)
Unaffiliated issuers ...................................... $1,512,296 $7,485,813 $10,757,646
Non-controlled affiliates (Note 3 d ) ........................... 28,540 126,393 344,548
Other income
a
........................................... 2,435 10,113 27,568
Total investment income ................................. 1,543,271 7,622,319 11,129,762
Expenses:
Custodian fees .......................................... 22,870 32,305 5,773
Reports to shareholders fees ................................ 1,128 1,117 1,117
Registration and filing fees .................................. 11,629 13,788 14,634
Professional fees ......................................... 52,220 41,142 50,914
Trustees' fees and expenses ................................ 830 4,948 10,966
Pricing fees ............................................. 5,030 7,364 3,929
European Union tax reclaims filing fees (Note 1c) ................ — 16,125 —
Insurance fees ........................................... 213 3,291 7,787
Other .................................................. 3,227 4,371 6,766
Total expenses ....................................... 97,147 124,451 101,886
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............ (97,147) (124,451) (101,886)
Net expenses ....................................... — — —
Net investment income .............................. 1,543,271 7,622,319 11,129,762
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
*
(net of foreign taxes of $417,404, $– and $–,
respectively)
Unaffiliated issuers .................................... 3,976,929 93,088,430 494,052,006
Foreign currency transactions .............................. (41,597) 7,079 —
Net realized gain (loss) ................................ 3,935,332 93,095,509 494,052,006
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (3,519,852) (114,935,544) (281,630,315)
Translation of other assets and liabilities denominated in foreign currencies ........................................... 928 (164,019) —
Change in deferred taxes on unrealized appreciation ............. 1,112,846 — —
Net change in unrealized appreciation (depreciation) .......... (2,406,078) (115,099,563) (281,630,315)
Net realized and unrealized gain (loss) .......................... 1,529,254 (22,004,054) 212,421,691
Net increase (decrease) in net assets resulting from operations ........ $3,072,525 $(14,381,735) $223,551,453
*Includes gains from redemption in-kind (See Note 7).
a
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3e).

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Emerging Market Core Equity (IU)
Fund Franklin International Core Equity (IU) Fund
Six Months Ended
January 31, 2025
(unaudited)
Year Ended
July 31, 2024
Six Months Ended
January 31, 2025
(unaudited)
Year Ended
July 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,543,271 $4,300,421 $7,622,319 $26,060,776
Net realized gain (loss) ............ 3,935,332 1,459,748 93,095,509 30,122,160
Net change in unrealized appreciation
(depreciation) ................. (2,406,078) 9,074,041 (115,099,563) 63,920,502
Net increase (decrease) in net
assets resulting from operations . 3,072,525 14,834,210 (14,381,735) 120,103,438
Distributions to shareholders ......... (3,625,668) (5,285,388) (20,977,213) (34,081,313)
Capital share transactions (Note 2 ) ..... (3,383,447) 3,505,792 (472,911,310) (88,868,776)
Net increase (decrease) in net
assets ..................... (3,936,590) 13,054,614 (508,270,258) (2,846,651)
Net assets:
Beginning of period ................ 139,280,741 126,226,127 941,318,260 944,164,911
End of period ..................... $135,344,151 $139,280,741 $433,048,002 $941,318,260

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin U.S. Core Equity (IU) Fund
Six Months Ended
January 31, 2025
(unaudited)
Year Ended
July 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $11,129,762 $25,560,758
Net realized gain (loss) ................................................. 494,052,006 155,742,659
Net change in unrealized appreciation (depreciation) ........................... (281,630,315) 308,524,791
Net increase (decrease) in net assets resulting from operations ................ 223,551,453 489,828,208
Distributions to shareholders .............................................. (154,711,364) (23,392,721)
Capital share transactions (Note 2 ) .......................................... (972,480,051) (246,253,393)
Net increase (decrease) in net assets ................................... (903,639,962) 220,182,094
Net assets:
Beginning of period ..................................................... 2,022,210,724 1,802,028,630
End of period .......................................................... $1,118,570,762 $2,022,210,724

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds, three of which are included
in this report (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946)
and apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At January 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). Income recognized, if
any, for EU reclaims is reflected as other income in the
Statements of Operations and any related receivable, if
any, is reflected as European Union tax reclaims in the
Statements of Assets and Liabilities. Any fees associated
with these filings are reflected as European Union tax
reclaim filing fees in the Statements of Operations. When
uncertainty exists as to the ultimate resolution of these
proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are
reflected in the financial statements. For U.S. income tax
purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of January 31, 2025, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Dividend
income is recorded on the ex-dividend date except for
certain dividends from securities where the dividend rate
is not available. In such cases, the dividend is recorded
as soon as the information is received by the Funds.
Distributions to shareholders are recorded on the ex-
dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Emerging Market Core
Equity (IU) Fund
Franklin International Core
Equity (IU) Fund
Shares Amount Shares Amount
Class A
Six Months ended January 31, 2025
Shares sold ................................... 993,211 $10,455,585 4,284,322 $52,396,258
Shares issued in reinvestment of distributions .......... 339,457 3,625,668 1,726,264 20,958,105
Shares redeemed in-kind (Note 7 ) ................... — — (35,952,257) (424,236,631)
Shares redeemed ............................... (1,669,634) (17,464,700) (10,090,625) (122,029,042)
Net increase (decrease) .......................... (336,966) $(3,383,447) (40,032,296) $(472,911,310)
Year ended July 31, 2024
Shares sold ................................... 2,259,080 $21,095,354 11,312,870 $132,320,031
Shares issued in reinvestment of distributions .......... 566,286 5,285,388 3,037,845 34,081,313
Shares redeemed ............................... (2,317,479) (22,874,950) (22,329,864) (255,270,120)
Net increase (decrease) .......................... 507,887 $3,505,792 (7,979,149) $(88,868,776)
1. Organization and Significant Accounting Policies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or trustees of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services. Advisers and its affiliates, receive compensation from the investment companies that invest in the Funds.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Transfer Agent Fees
Investor Services provides shareholder services to the Funds. The Funds do not pay a fee for these services.
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Advisers has contractually
Franklin U.S. Core Equity (IU)
Fund
Shares Amount
Class A
Six Months ended January 31, 2025
Shares sold ................................... 3,949,575 $69,251,274
Shares issued in reinvestment of distributions .......... 8,904,950 154,711,364
Shares redeemed in-kind (Note 7 ) ................... (53,695,453) (942,355,193)
Shares redeemed ............................... (14,283,858) (254,087,496)
Net increase (decrease) .......................... (55,124,786) $(972,480,051)
Year ended July 31, 2024
Shares sold ................................... 19,732,545 $276,163,670
Shares issued in reinvestment of distributions .......... 1,528,194 23,392,721
Shares redeemed ............................... (35,134,938) (545,809,784)
Net increase (decrease) .......................... (13,874,199) $(246,253,393)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
agreed to reimburse expenses of the Funds in an amount equal to fees indirectly borne by the Funds on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the period ended January 31,
2025, investments in affiliated management investment companies were as follows:
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations), interest expense and acquired fund fees and expenses of the Funds do not exceed 0.00% based on the average net assets of each class until November 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the period ended January 31, 2025, are reflected as other income in the Statements of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.089% $1,306,790 $15,230,737 $(15,713,989) $— $— $823,538 823,538 $28,540
Total Affiliated Securities ... $1,306,790 $15,230,737 $(15,713,989) $— $— $823,538 $28,540
Franklin International Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.089% $5,677,294 $40,825,996 $(43,368,573) $— $— $3,134,717 3,134,717 $126,393
Total Affiliated Securities ... $5,677,294 $40,825,996 $(43,368,573) $— $— $3,134,717 $126,393
Franklin U.S. Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.089% $13,432,528 $51,708,610 $(55,467,809) $— $— $9,673,329 9,673,329 $344,548
Total Affiliated Securities ... $13,432,528 $51,708,610 $(55,467,809) $— $— $9,673,329 $344,548
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
f. Other Affiliated Transactions
At January 31, 2025, the shares of the Funds were owned by the following entities:
a
Investment activities of significant shareholders could have a material impact on the Fund.
b
Comprised of affiliated shareholders whose individual ownership is less than 5% and would not have a material impact on the Fund.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2024, the capital loss carryforwards were as follows:
Shares
Percentage of
Outstanding Shares
~
a
Franklin Emerging Market Core Equity (IU) Fund
Franklin Growth Allocation Fund 3,964,394 30.3%
Franklin Moderate Allocation Fund 3,620,944 27.7%
Franklin Conservative Allocation Fund 1,277,036 9.8%
Superior Officer Council Balanced Fund 1,019,342 7.8%
Other affiliates
~
b
3,207,227 24.4%
Total
13,088,943 100.0%
Franklin International Core Equity (IU) Fund
Franklin Growth Allocation Fund 10,057,270 28.5%
Franklin Moderate Allocation Fund 9,152,005 25.9%
Superior Officer Council Balanced Fund 4,734,079 13.4%
Franklin Conservative Allocation Fund 3,217,581 9.1%
Other affiliates
~
b
8,141,214 23.1%
Total
35,302,149 100.0%
Franklin U.S. Core Equity (IU) Fund
Franklin Moderate Allocation Fund 22,183,163 35.1%
Franklin Growth Allocation Fund 18,782,601 29.8%
Franklin Conservative Allocation Fund 7,798,076 12.4%
Superior Officer Council Balanced Fund 4,766,329 7.6%
Other affiliates
~
b
9,586,816 15.1%
Total
63,116,985 100.0%
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 9,350,287 $ 6,178,715
Long term ............................. 3,002,783 —
Total capital loss carryforwards ............ $12,353,070 $6,178,715
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At January 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims, passive foreign investment company shares, foreign capital gains tax and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the period ended January
31, 2025, were as follows:
a
Sales of investments excludes in-kind transactions of $420,334,846.
b
Sales of investments excludes in-kind transactions of $932,631,575.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
a a a a
Cost of investments ....................... $121,800,433 $368,394,237 $731,469,673
Unrealized appreciation ..................... $29,299,015 $91,473,225 $406,428,917
Unrealized depreciation ..................... (15,535,118) (29,679,866) (20,522,684)
Net unrealized appreciation (depreciation) ....... $13,763,897 $61,793,359 $385,906,233
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Purchases .............................. $35,085,102 $193,261,069 $478,767,527
Sales .................................. $40,156,070 $255,148,902
a
$657,497,299
b
4. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
in other countries that are subject to economic sanctions related to the invasion. To the extent that the Funds have exposure to Russian investments or investments in countries affected by the invasion, the Funds’ ability to price, buy, sell, receive or deliver such investments was impaired. The Funds could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Funds may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Funds’ portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Funds’ performance and the value of an investment in the Funds, even beyond any direct exposure the Funds may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by Franklin Emerging Market Core Equity (IU) Fund had little or no value at January 31, 2025.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as Franklin Emerging Market Core Equity (IU) Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies.
Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund's returns and net asset value.
7. Redemption In-Kind
During the period ended January 31, 2025, Franklin International Core Equity (IU) Fund realized $68,053,012 of net gains resulting from a redemption in-kind in which a shareholder redeemed fund shares for cash and securities held by the Fund.
Because such gains are not taxable to the Fund, and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
During the period ended January 31, 2025, Franklin U.S. Core Equity (IU) Fund realized $338,594,582 of net gains resulting from a redemption in-kind in which a shareholder redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund, and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
6. Concentration of Risk
(continued)

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Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2025, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 663,422 $ — $ 663,422
Air Freight & Logistics ................... — 418,957 — 418,957
Automobile Components ................. — 1,027,651 — 1,027,651
Automobiles .......................... — 5,005,612 — 5,005,612
Banks ............................... 1,208,694 19,544,228 — 20,752,922
Beverages ........................... 739,352 1,542,063 — 2,281,415
Broadline Retail ....................... 1,728,785 3,211,051 — 4,939,836
Capital Markets ........................ 592,229 1,746,526 — 2,338,755
Chemicals ........................... — 4,456,320 —
a
4,456,320
Communications Equipment .............. — 232,357 — 232,357
Construction & Engineering ............... — 248,074 — 248,074
Consumer Finance ..................... — 775,684 — 775,684
Consumer Staples Distribution & Retail ...... 1,307,905 198,246 — 1,506,151
Diversified Consumer Services ............ 173,666 — — 173,666
Diversified Telecommunication Services ..... 496,059 1,325,389 — 1,821,448
Electric Utilities ........................ — 868,182 —
a
868,182
Electrical Equipment .................... 629,131 3,419,962 — 4,049,093
Electronic Equipment, Instruments &
Components ........................ — 4,177,575 — 4,177,575
Energy Equipment & Services ............. — 211,254 — 211,254
Entertainment ......................... — 1,692,715 — 1,692,715
Financial Services ...................... — 1,365,835 — 1,365,835
Food Products ........................ 810,065 1,233,873 — 2,043,938
Gas Utilities .......................... 548,559 276,902 — 825,461
Health Care Equipment & Supplies ......... 147,948 122,210 — 270,158
Health Care Providers & Services .......... — 680,092 — 680,092
Hotels, Restaurants & Leisure ............. — 2,669,524 — 2,669,524
Household Durables .................... — 226,927 — 226,927
Household Products .................... 141,131 — — 141,131
Independent Power and Renewable Electricity
Producers .......................... — 617,389 — 617,389
Industrial Conglomerates ................ 519,062 161,451 — 680,513
Insurance ............................ 1,567,474 2,277,226 — 3,844,700
Interactive Media & Services .............. 325,032 6,014,728 — 6,339,760
IT Services ........................... 1,114,153 2,744,930 — 3,859,083
Life Sciences Tools & Services ............ — 474,623 — 474,623
Machinery ............................ — 556,089 — 556,089
Marine Transportation ................... — 585,051 — 585,051
Metals & Mining ....................... 825,891 3,960,734 —
a
4,786,625
Oil, Gas & Consumable Fuels ............. 1,176,513 5,336,204 — 6,512,717
Personal Care Products ................. — 1,127,941 — 1,127,941
Pharmaceuticals ....................... — 2,107,060 — 2,107,060
8. Fair Value Measurements
(continued)

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Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Real Estate Management & Development .... $ 452,151 $ 1,961,135 $ — $ 2,413,286
Semiconductors & Semiconductor Equipment . — 20,109,873 — 20,109,873
Software ............................. — 171,924 — 171,924
Specialty Retail ........................ 178,580 2,129,641 — 2,308,221
Technology Hardware, Storage & Peripherals . — 4,992,704 — 4,992,704
Textiles, Apparel & Luxury Goods .......... — 1,395,360 — 1,395,360
Transportation Infrastructure .............. 170,780 701,709 — 872,489
Wireless Telecommunication Services ....... 941,880 987,000 — 1,928,880
Preferred Stocks ......................... 3,192,349 — — 3,192,349
Short Term Investments ................... 823,538 — — 823,538
Total Investments in Securities ........... $19,810,927 $115,753,403
b
$— $135,564,330
Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 8,165,432 — 8,165,432
Air Freight & Logistics ................... — 1,811,716 — 1,811,716
Automobile Components ................. — 2,096,393 — 2,096,393
Automobiles .......................... — 9,717,892 — 9,717,892
Banks ............................... — 45,690,119 — 45,690,119
Beverages ........................... — 4,271,338 — 4,271,338
Biotechnology ......................... 452,193 2,645,008 — 3,097,201
Broadline Retail ....................... — 4,583,380 — 4,583,380
Building Products ...................... — 4,390,565 — 4,390,565
Capital Markets ........................ — 15,729,340 — 15,729,340
Chemicals ........................... 3,874,274 5,978,695 — 9,852,969
Commercial Services & Supplies ........... — 1,403,110 — 1,403,110
Communications Equipment .............. — 1,113,029 — 1,113,029
Construction & Engineering ............... — 2,822,101 — 2,822,101
Construction Materials .................. — 1,732,272 — 1,732,272
Consumer Staples Distribution & Retail ...... 2,139,615 4,779,660 — 6,919,275
Diversified Consumer Services ............ — 566,194 — 566,194
Diversified REITs ...................... — 1,291,861 — 1,291,861
Diversified Telecommunication Services ..... 3,660,696 5,815,544 — 9,476,240
Electric Utilities ........................ — 6,488,369 — 6,488,369
Electrical Equipment .................... — 7,720,192 — 7,720,192
Electronic Equipment, Instruments &
Components ........................ — 4,603,232 — 4,603,232
Entertainment ......................... 1,753,167 3,206,962 — 4,960,129
Financial Services ...................... — 6,618,810 — 6,618,810
Food Products ........................ 867,018 9,386,358 — 10,253,376
Gas Utilities .......................... — 2,227,602 — 2,227,602
Ground Transportation .................. — 1,231,389 — 1,231,389
Health Care Equipment & Supplies ......... — 7,668,215 — 7,668,215
Health Care Providers & Services .......... — 3,859,753 — 3,859,753
Health Care Technology ................. — 893,158 — 893,158
Hotels, Restaurants & Leisure ............. 634,039 8,514,926 — 9,148,965
Household Durables .................... — 4,691,482 — 4,691,482
Independent Power and Renewable Electricity
Producers .......................... 387,429 417,295 — 804,724
Industrial Conglomerates ................ — 8,435,848 — 8,435,848
Industrial REITs ....................... — 1,220,711 — 1,220,711
Insurance ............................ — 19,632,733 — 19,632,733
8. Fair Value Measurements
(continued)

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period .
9. Operating Segments
The Funds have adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures.  The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.
Level 1 Level 2 Level 3 Total
Franklin International Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Interactive Media & Services .............. $ — $ 1,745,519 $ — $ 1,745,519
IT Services ........................... — 3,458,660 — 3,458,660
Leisure Products ....................... — 563,051 — 563,051
Life Sciences Tools & Services ............ — 1,554,621 — 1,554,621
Machinery ............................ — 17,476,381 — 17,476,381
Marine Transportation ................... — 934,689 — 934,689
Media ............................... — 1,099,147 — 1,099,147
Metals & Mining ....................... — 8,609,687 — 8,609,687
Multi-Utilities .......................... — 5,098,373 — 5,098,373
Oil, Gas & Consumable Fuels ............. — 17,259,047 — 17,259,047
Paper & Forest Products ................. — 799,922 — 799,922
Passenger Airlines ..................... — 1,177,036 — 1,177,036
Personal Care Products ................. — 6,226,646 — 6,226,646
Pharmaceuticals ....................... 774,092 37,587,911 — 38,362,003
Professional Services ................... — 8,249,497 — 8,249,497
Real Estate Management & Development .... — 5,096,698 — 5,096,698
Retail REITs .......................... — 1,265,281 — 1,265,281
Semiconductors & Semiconductor Equipment . — 18,772,353 — 18,772,353
Software ............................. 4,675,875 11,279,688 — 15,955,563
Specialty Retail ........................ — 4,253,646 — 4,253,646
Technology Hardware, Storage & Peripherals . — 2,796,796 — 2,796,796
Textiles, Apparel & Luxury Goods .......... — 14,028,221 — 14,028,221
Tobacco ............................. — 2,663,680 — 2,663,680
Trading Companies & Distributors .......... 3,988,528 2,836,576 — 6,825,104
Transportation Infrastructure .............. — 1,359,772 — 1,359,772
Wireless Telecommunication Services ....... 1,509,463 1,901,561 — 3,411,024
Preferred Stocks ......................... 2,821,347 — — 2,821,347
Short Term Investments ................... 3,134,717 — — 3,134,717
Total Investments in Securities ........... $30,672,453 $399,515,143
c
$— $430,187,596
Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:
d
Common Stocks ......................... 1,107,702,577 — — 1,107,702,577
Short Term Investments ................... 9,673,329 — — 9,673,329
Total Investments in Securities ........... $1,117,375,906 $— $— $1,117,375,906
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $115,753,403, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $399,515,143, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
For detailed categories, see the accompanying Schedule of Investments.
8. Fair Value Measurements
(continued)

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Each Fund operates as a single operating segment, which is an investment portfolio. The Funds' Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
9. Operating Segments
(continued)

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Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

FAS6-SFSOI 03/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Fund Allocator Series

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	March 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	March 31, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	March 31, 2025